Deferred Income Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current:
Notes and accounts receivable	$ 1,128	$ 1,406
Stock-based compensation	473	690
Allowance for sales return	222	251
Inventory reserve	686	703
Foreign currency translation	1,063	95
Investment tax credits	1,126	2,487
Others	523	315
Valuation allowance	(2,852)	(4,869)
Deferred Tax Assets, Net of Valuation Allowance, Current	2,369	1,078
Non-current:
Inventory reserve	691	730
Property and equipment	753	875
Investment tax credits	5,862	9,744
Net operating loss carryforwards	6,248	6,401
Others	(401)	(470)
Valuation allowance	(12,349)	(13,603)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	$ 804	$ 3,677